Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
GSR CRYPTO CORE3 ETF [Member]
Shareholder Report [Line Items]
Fund Name	GSR Crypto Core3 ETF
Class Name	GSR Crypto Core3 ETF
Trading Symbol	BESO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GSR Crypto Core3 ETF for the period of April 21, 2026 (inception) through May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.gsretps.io/etf/beso/. You can also request this information by contacting us at (888) 999-5958.
Additional Information Phone Number	(888) 999-5958
Additional Information Website	www.gsretps.io/etf/beso/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSR Crypto Core3 ETF	$11[1]	1.00%[2]

¹ Costs are for the period of April 21, 2026 to May 31, 2026. Costs for a full semi-annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	1.00%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of April 21, 2026 to May 31, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 7,641,663
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 7,484
Investment Company, Portfolio Turnover	209.48%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
Fund Net Assets	$7,641,663
Number of Holdings	4
Total Net Advisory Fee	$7,484
Portfolio Turnover Rate	209.48%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of May 31, 2026) Sector Breakdown
Largest Holdings [Text Block]	Top Holdings
Grayscale Bitcoin Mini Trust ETF	14.57%
iShares Staked Ethereum Trust ETF	10.16%
Bitwise Solana Staking ETF	10.13%
First American Government Obligations Fund	1.09%

[1]	Costs are for the period of April 21, 2026 to May 31, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.